INCOME TAX	12 Months Ended
Jun. 30, 2023
INCOME TAX
INCOME TAX

NOTE 19. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and expired on November 22, 2022. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as October 12, 2022 and will expire on October 12, 2025.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 17, 2021 and will expire on December 17, 2024.

Income (loss) before provision for income taxes consisted of:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Outside China areas	¥4,011,449	¥113,741,972	¥(34,038,460)	$(4,694,118)
China	(30,402,528)	(20,066,451)	(27,419,593)	(3,781,335)
Total	¥(26,391,079)	¥93,675,521	¥(61,458,053)	$(8,475,453)

Deferred tax assets, net is composed of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥1,781,573	¥1,019,592	$140,608
Impairment for inventory	59,913	90,322	12,456
Net operating loss carryforwards	16,511,047	23,290,731	3,211,938
Subtotal	18,352,533	24,400,645	3,365,002
Less: Valuation allowance	(17,193,874)	(24,107,246)	(3,324,540)
Total deferred tax assets, net	1,158,659	293,399	40,462
Deferred tax liabilities:
Accelerated amortization of intangible assets	(119,271)	(146,511)	(20,205)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,257)
Recognition of customer relationship arising from business combinations	(892,500)	—	—
Total deferred tax liabilities	(1,158,659)	(293,399)	(40,462)
Deferred tax assets, net	¥—	¥—	$—

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2022, the cumulative NOL was approximately ¥94.6 million. During the year ended June 30, 2023, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred an additional NOL carryforwards of approximately ¥39.0 million ($5.4 million), resulting in a cumulative NOL carryforwards of approximately ¥133.6 million ($18.4 million) as of June 30, 2023.

The NOL will expire over the next five years as follows:

Twelve months ending June 30,	RMB	US Dollars
2024	¥13,146,922	$1,813,043
2025	10,484,902	1,445,934
2026	19,617,124	2,705,325
2027	32,533,742	4,486,608
2028	57,811,664	7,972,593
Total	¥133,594,354	$18,423,503

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥(6,597,770)	¥23,418,880	¥(15,364,513)	$(2,118,863)
Nondeductible expenses and others	338,058	263,655	539,247	74,366
Effect of tax rate differential	626,245	(24,061,020)	7,949,048	1,096,224
Benefit of revenue exempted from enterprise income tax	(57,250)	(1,799)	(18,814)	(2,595)
Change in valuation allowances	5,264,804	(233,590)	6,913,371	953,397
Tax refund	(98,338)	—	—	—
Income tax expenses (benefit)	¥(524,251)	¥(613,874)	¥18,339	$2,529

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Current income tax provision (benefit)	¥(98,338)	¥10,214	¥18,339	$2,529
Deferred income tax benefit	(425,913)	(624,088)	—	—
Expense (benefit) for income tax	¥(524,251)	¥(613,874)	¥18,339	$2,529